INTEREST AND OTHER FINANCE COSTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTEREST AND OTHER FINANCE COSTS
Retirement benefit net interest expense	$ (2)	$ (2)	$ (3)
Unwinding of discount	(11)	(8)	(9)
Other	6	(8)	(8)
Other finance costs	$ (7)	$ (18)	$ (20)